Accounting for Certain Loans Acquired with Deteriorated Credit Quality (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Text Block [Abstract]
Troubled Debt Restructurings on Financing Receivables

homogenous loans. The re-assessment of purchased impaired loans resulted in the following changes in the accretable yield during the three months ended December 31, 2014 and 2013 (in thousands):

Balance at September 30, 2014	$50,889
Accretion	(4,787)
Reclassification from nonaccretable difference	320
Disposals	(80)

Balance at December 31, 2014	46,342

Balance at September 30, 2013	$67,660
Accretion	(4,430)
Reclassification from nonaccretable difference	—
Disposals	(4,819)

Balance at December 31, 2013	$58,411

The re-assessment of purchased impaired loans resulted in the following changes in the accretable yield during 2014 and 2013 (in thousands):

Balance at September 30, 2012	$93,859
Accretion	(29,674)
Reclassification from nonaccretable difference	6,815
Disposals	(3,340)

Balance at September 30, 2013	67,660
Accretion	(18,204)
Reclassification from nonaccretable difference	6,252
Disposals	(4,819)

Balance at September 30, 2014	$50,889